LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares
Loss for the year attributable to owners of the Company
From continuing operations		$ (176)	¥ (1,231)	¥ (3,160)		¥ (8,337)
From discontinued operations						¥ (5,504)
Weighted average number of ordinary shares for basic earning per share	[1]	1,256,388	1,256,388	1,207,305		1,027,832
Loss per share:
For loss from continuing operations | (per share)		$ (0.14)	¥ (0.98)	¥ (2.62)	[2]	¥ (8.11)	[2]
For loss from discontinued operations | (per share)						(5.35)
Loss per share | (per share)		$ (0.14)	¥ (0.98)	¥ (2.62)		¥ (13.46)

[1]	On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination.
[2]	Retrospectively restated for effect of the 8-to-1 share combination effective on June 13, 2025, see Note 19(a).